United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		October 28, 2009

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$81,235,408


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	12,809	186699	Sole		186699
Kohls Corporation	Com	500255104	3,039	53262	Sole		53262
Johnson & Johnson	Com	478160104	2,997	49218	Sole		49218
Procter & Gamble Co	Com	742718109	2,830	48866	Sole		48866
Noble Corp.	Com	H5833N103	2,796	73668	Sole		73668
Oracle Corporation	Com	68389X105	2,782	133490	Sole		133490
Novartis A G ADR (Switzerland)	Com	66987V109	2,714	53865	Sole		53865
Microsoft Corporation	Com	594918104	2,612	101558	Sole		101558
Costco Wholesale Corporation New	Com	22160K105	2,528	44835	Sole		44835
Intel Corporation	Com	458140100	2,478	126608	Sole		126608
Becton Dickinson & Company	Com	075887109	2,438	34950	Sole		34950
Danaher Corp Del	Com	235851102	2,302	34190	Sole		34190
ConocoPhillips	Com	20825C104	2,243	49678	Sole		49678
Google Inc.	Com	38259P508	2,242	4521	Sole		4521
Bank of New York Mellon Corp.	Com	064058100	2,195	75719	Sole		75719
Verizon Communications	Com	92343V104	2,168	71611	Sole		71611
Cerner Corporation	Com	156782104	2,112	28230	Sole		28230
International Business Machines	Com	459200101	2,080	17387	Sole		17387
Colgate Palmolive Co	Com	194162103	2,077	27225	Sole		27225
Public Svc Enterprise Group Inc.	Com	744573106	2,039	64850	Sole		64850
ANSYS Inc.	Com	03662Q105	2,009	53690	Sole		53690
L-3 Communications Hldgs Inc.	Com	502424104	1,989	24766	Sole		24766
Thermo Fisher Scientific Inc.	Com	883556102	1,927	44137	Sole		44137
Cisco Systems Inc.	Com	17275R102	1,895	80489	Sole		80489
Accenture Ltd.	Com	G1151C101	1,890	50720	Sole		50720
EMC Corp Mass	Com	268648102	1,889	110839	Sole		110839
Chevrontexaco Corporation	Com	166764100	1,801	25578	Sole		25578
Parker-Hannifin	Com	701094104	1,751	33778	Sole		33778
Eaton Corporation	Com	278058102	1,691	29890	Sole		29890
BP PLC ADR	Com	055622104	1,684	31631	Sole		31631
Murphy Oil Corp	Com	626717102	1,490	25885	Sole		25885
General Elec Company	Com	369604103	370	22528	Sole		22528
Lincoln Elec Hldgs Inc.	Com	533900106	357	7520	Sole		7520
PetroHawk Energy Corp.	Com	716495106	346	14295	Sole		14295
America Movil S A De C V Spon Adr L Shs	Com	02364W105	236	5380	Sole		5380
Merck & Co. Inc.	Com	589331107	221	6976	Sole		6976
Philip Morris International Inc	Com	718172109	210	4300	Sole		4300